Condensed Financial Information of the Parent Company (Details) (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Preferred shares, par value	$ 0.00001
Ordinary Shares, par value	$ 0.00001	$ 0.00001
Ordinary Shares, shares authorized	3,000,000,000	3,000,000,000
Ordinary Shares, shares issued	1,091,569,209	1,091,569,209
Ordinary Shares, shares outstanding	981,569,209	981,569,209
Series B preferred shares [Member]
Preferred shares, par value	$ 0.00001	$ 0.00001
Preferred shares, authorized	1,000,000,000	1,000,000,000
Preferred shares, issued	29,426,129	29,426,129
Preferred shares, outstanding	29,426,129	29,426,129
Series C-1 Preferred shares [Member]
Preferred shares, par value	$ 0.00001	$ 0.00001
Preferred shares, authorized	1,000,000,000	1,000,000,000
Preferred shares, issued	24,711,296	24,711,296
Preferred shares, outstanding	24,711,296	24,711,296
Parent [Member]
Ordinary Shares, par value	$ 0.00001	$ 0.00001
Ordinary Shares, shares authorized	3,000,000,000	3,000,000,000
Ordinary Shares, shares issued	1,091,569,209	1,091,569,209
Ordinary Shares, shares outstanding	981,569,209	981,569,209
Parent [Member] | Series B preferred shares [Member]
Preferred shares, par value	$ 0.00001	$ 0.00001
Preferred shares, authorized	1,000,000,000	1,000,000,000
Preferred shares, issued	29,426,129	29,426,129
Preferred shares, outstanding	29,426,129	29,426,129
Parent [Member] | Series C-1 Preferred shares [Member]
Preferred shares, par value	$ 0.00001	$ 0.00001
Preferred shares, authorized	1,000,000,000	1,000,000,000
Preferred shares, issued	24,711,296	24,711,296
Preferred shares, outstanding	24,711,296	24,711,296